CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 63,802
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	24,891
Amortization	24,110
Unrealized exchange gains on foreign denominated debt	(34,727)
Equity-based compensation	3,130
Deferred income taxes-net	7,790
Uncertain tax positions	109
Non-cash fair value adjustment for swaps and foreign currency exchange contracts	(16,244)
Amortization of debt issuance costs	3,122
Non-cash operating lease costs	5,486
Impairment of right of use assets	2,563
Other	2,777
Changes in current assets and liabilities:
Accounts receivable	6,909
Accounts payable	3,653
Accrued expenses	(20,097)
Lease liabilities, non-current	(6,249)
Income taxes receivable/payable	(639)
Interest Payable	6,895
Deferred revenue	3,723
Other	(700)
Net cash used in operating activities	80,304
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(30,372)
Purchase of minority investment	(2,000)
Net cash used in investing activities	(32,372)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of debt	(5,200)
Proceeds from common stock issuance	29
Equity issuance costs	(4,741)
Net cash provided by financing activities	(9,912)
EFFECTS OF EXCHANGE RATE FLUCTUATIONS	(11,178)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	26,842
Cash - beginning of the period	191,529
Cash - end of the period	$ 218,371